UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2003 Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings
entries.
Institutional Investment Manager Filing this Report:
Name: _Petroleum & Resources Corporation________
Address: _7 St. Paul Street, Suite 1140_________ __________Baltimore, MD 21202___________________
__________________________________________
Form 13F File Number: 28-293_________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Christine M. Sloan________________________
Title: Assistant Treasurer______________________
Phone: (410)752-5900____________________________
Signature, Place, and Date of Signing:
__(signed) Christine M. Sloan Baltimore, MD_ April 24, 2003 [Signature] [City, State] [Date]
Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-____________ ________________________________
[Repeat as necessary.]



Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: ______________
Form 13F Information Table Entry Total: ____58______
Form 13F Information Table Value Total: $__391________
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-____________ ________________________
[Repeat as necessary.]

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
FORM 13F INFORMATION TABLE

COLUMN 1
-------------------------------

NAME OF ISSUER
COLUMN 2
-------------

TITLE OF CLASS
COLUMN 3
----------

CUSIP
COLUMN 4
--------
VALUE
(x$1000)
COLUMN 5
------------------
COL. 6
-------
INVSTMTDSCRETN
COLUMN 7
--------
OTHER MANAGERS
COLUMN 8
----------------------




SHARES/
PRN AMT
SH/PRN
PUT/CALL


VOTING AUTHORITY









SOLE
SHARED
NONE
ALBEMARLE CORP
COM
012653101
4,870
200,000
SH

SOLE

200,000


AMERADA HESS CORP.
COM
023551104
2,213
50,000
SH

SOLE

50,000


ANADARKO PETE CORP
COM
032511107
11,375
250,000
SH

SOLE

250,000


APACHE CORP
COM
037411105
9,076
147,000
SH

SOLE

147,000


ARCH COAL INC.
COM
039380100
4,562
240,000
SH

SOLE

240,000


ATMOS ENERGY CORP
COM
049560105
2,966
139,500
SH

SOLE

139,500


BJ SVCS
COM
055482103
13,068
380,000
SH

SOLE

380,000


BP PLC
SPONSORED ADR
055622104
19,295
500,000
SH

SOLE

500,000


BAKER HUGHES, INC.
COM
057224107
3,891
130,000
SH

SOLE

130,000


BOISE CASCADE CORP.
COM
097383103
4,479
205,000
SH

SOLE

205,000


BOISE CASCADE CORP
PFD CV
097383855
1,963
51,000
SH

SOLE

51,000


CHEVRONTEXACO CORP
COM
166764100
19,395
300,000
SH

SOLE

300,000


CONOCOPHILLIIPS
COM
20825C104
7,521
140,310
SH

SOLE

140,310


CORE LABORATORIES NV
COM
N22717107
2,178
209,400
SH

SOLE

209,400


DEVON ENERGY CORP. NEW
COM
25179M103
3,858
80,000
SH

SOLE

80,000


DUKE ENERGY CORP.
COM
264399106
1,672
115,000
SH

SOLE

115,000


DUKE ENERGY CORP
PFD CV
264399585
2,016
160,000
SH

SOLE

160,000


EOG RES INC.
COM
26875P101
7,912
200,000
SH

SOLE

200,000


EL PASO CORP.
COM
28336L109
1,270
210,000
SH

SOLE

210,000


ENERGEN CORP
COM
29265N108
8,015
250,000
SH

SOLE

250,000


ENGELHARD CORP.
COM
292845104
2,675
124,900
SH

SOLE

124,900


EQUITABLE RES INC.
COM
294549100
13,541
361,000
SH

SOLE

361,000


EXXON MOBIL CORP
COM
30231G102
36,697
1,050,000
SH

SOLE

1,050,000


GENERAL ELEC CO.
COM
369604103
8,925
350,000
SH

SOLE

350,000


GLOBALSANTAFE CORPORATION
COM
G3930E101
4,130
200,000
SH

SOLE

200,000


GRANT PRIDECO INC.
COM
38821G101
3,714
308,000
SH

SOLE

308,000


INGERSOLL-RAND COMPANY LTD
CL A
G4776G101
3,859
100,000
SH

SOLE

100,000


KERR MCGEE CORP
COM
492386107
7,194
177,153
SH

SOLE

177,153


KEYSPAN CORP.
COM
49337W100
7,095
220,000
SH

SOLE

220,000


KINDER MORGAN INC. KANS
COM
49455P101
7,313
162,500
SH

SOLE

162,500


MDU RES GROUP INC
COM
552690109
5,584
200,000
SH

SOLE

200,000


MEADWESTVACO CORP
COM
583334107
1,367
60,000
SH

SOLE

60,000


MURPHY OIL CORP.
COM
626717102
6,184
140,000
SH

SOLE

140,000


NABORS INDS
COM
G6359F103
7,177
180,000
SH

SOLE

180,000


NATIONAL FUEL GAS CO. NJ
COM
636180101
4,374
200,000
SH

SOLE

200,000


NEW JERSEY RES
COM
646025106
9,060
277,500
SH

SOLE

277,500


NOBLE ENERGY INC.
COM
655044105
4,286
125,000
SH

SOLE

125,000


NOBLE CORP.
COM
G65422100
4,242
135,000
SH

SOLE

135,000


NORTHWESTERN CORP.
COM
668074107
420
200,000
SH

SOLE

200,000


OCCIDENTAL PETE CORP DEL
COM
674599105
5,243
175,000
SH

SOLE

175,000


OCEAN ENERGY, INC. DEL
COM
67481E106
9,600
480,000
SH

SOLE

480,000


PHILADELHPIA SUBN CORP
COM PAR $0.50
718009608
6,695
305,000
SH

SOLE

305,000


PIONEER NAT RES CO
COM
723787107
5,899
235,000
SH

SOLE

235,000


QUESTAR CORP.
COM
748356102
7,925
268,000
SH

SOLE

268,000


ROHM & HAAS PETE CO
COM
775371107
5,956
200,000
SH

SOLE

200,000


ROYAL DUTCH
NY REG EUR .56
780257804
26,895
660,000
SH

SOLE

660,000


SCHLUMBERGER, LTD.
COM
806857108
7,222
190,000
SH

SOLE

190,000


SHELL TRANS & TRADING PLC
ADR NY SHS NEW
822703609
5,433
150,000
SH

SOLE

150,000


STONE ENERGY CORP.
COM
861642106
3,502
104,300
SH

SOLE

104,300


TECO ENERGY, INC
COM
872375100
2,126
200,000
SH

SOLE

200,000


TEMPLE INLAND, INC.
COM
879868107
4,488
120,000
SH

SOLE

120,000


TOTALFINA ELF SA
SPONSORED ADR
89151E109
8,858
140,000
SH

SOLE

140,000


TRANSOCEAN INC.
ORD
G90078109
4,090
200,000
SH

SOLE

200,000


UNOCAL CAPITAL TRUST
PFD CV
91528T207
3,545
72,540
SH

SOLE

72,540


UNOCAL CORP
COM
985289102
3,946
150,000
SH

SOLE

150,000


WEATHERFORD INTERNATIONAL LTD
COM
G05089101
7,743
205,000
SH

SOLE

205,000


WILLIAMS COS INC. DEL
COM
969457100
916
200,000
SH

SOLE

200,000


WILLIAMS COMPANIES FELINE
PFD CV
969457886
1,120
120,000
SH

SOLE

120,000





 390,634







